Acquisitions (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of purchase consideration to the total fair value of net assets acquired

The allocation of the purchase consideration to the total fair value of net assets acquired on SFF acquisition date is as follows:

Fair value of net identified assets acquired
Cash(1)	$9,887
Trade and other receivables	4,676
Short-term investments	640
Prepaid expenses and deposits	684
Right-of-use assets	8,168
Property, plant and equipment	34,772
Construction in progress	10,562
Intangible assets	20,920
Other assets	814
Derivative financial instruments	1,530
Accounts payable and accruals	(7,466)
Asset retirement obligations	(2,129)
Long-term debt	(52,686)
Lease liabilities	(7,043)
Deferred tax liabilities	(9,935)
Due to related parties	(1,435)
Identifiable net assets	11,959
Goodwill	20,544
Net assets acquired	$32,503

Common shares issued	$19,950
Contingent value rights	10,214
Purchase price adjustment for total shares outstanding	2,339
Total consideration	$32,503

(1)	The balance includes restricted cash balances totaling $6,517 comprised of $2,630 classified as current and $3,887 classified as non-current.
The allocation of the purchase consideration to the total fair value of net assets acquired on OFIT acquisition date is as follows:

Fair value of net assets (liabilities) acquired	OFIT GM	OFIT RT	Total
Cash	$243	$201	$444
Trade and other receivables	6	27	33
Prepaid expenses and deposits	11	5	16
Property, plant and equipment	2,165	935	3,100
Derivative financial instruments	211	79	290
Current liabilities	(30)	(9)	(39)
Long-term loans	(3,200)	(1,196)	(4,396)
Deferred tax liability	(758)	(331)	(1,089)
Identifiable net liabilities assumed at fair value	$(1,352)	$(289)	$(1,641)
Intangible asset	1,500	610	2,110
Goodwill	3,522	1,017	4,539
Non-controlling interest	(1,839)	(670)	(2,509)
Net asset acquired	$1,831	$668	$2,499

Consideration paid in cash	232	201	433
Consideration paid in common shares	1,599	467	2,066
Total consideration	$1,831	$668	$2,499